Actuarial Assumptions Used to to Determine Net Periodic Benefit Cost (Income) (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension Plans, Defined Benefit [Member]
Weighted-average assumptions:
Discount rate	3.14%	3.65%	4.58%
Expected return on plan assets	8.38%	8.34%	8.36%
Rate of compensation increase			3.63%
Health Care and Other Plans, Defined Benefit [Member]
Weighted-average assumptions:
Discount rate	3.38%	3.93%	5.09%
Rate of compensation increase	3.75%	3.75%	3.75%
Current medical cost trend rate	8.00%	8.00%	8.00%
Ultimate medical cost trend rate	4.50%	5.00%	5.00%
Year the rate reaches ultimate trend rate	2022	2018	2017